Leases - Schedule of Net Lease Cost and Other Supplemental Lease (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease cost
Operating lease cost (cost resulting from lease payments)	$ 201,400	$ 204,499
Short term lease cost		31,500
Net lease cost	201,400	235,999
Operating lease – operating cash flows (fixed payments)	$ 200,980	$ 197,565